GENERAL (Business Acquisition) (Details) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011 Eldista [Member] USD ($)	Dec. 31, 2011 Eldista [Member] CHF	Mar. 02, 2011 Eldista [Member] sqm	Mar. 02, 2011 Eldista [Member] sqft
GENERAL [Abstract]
Ownership percentage	51.00%
Ownership interest by noncontrolling owners	49.00%
Business Acquisition [Line Items]
Square footage of real estate property acquired				35,000	377,000
Purchase price		$ 40,559	37,720